Stock Option Plans - Summary of status of nonvested shares (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Shares
Nonvested, beginning of year	83,185	104,035
Granted
Vested	(20,550)	(20,850)
Forfeited	(400)
Nonvested, end of year	62,235	83,185
Weighted-Average Grant-Date Fair Value
Nonvested, beginning of year	$ 4.34	$ 4.34
Granted
Vested	$ 4.34	$ 4.34
Forfeited
Nonvested, end of year	$ 4.34	$ 4.34